Document and Entity Information	Jul. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2023
Entity File Number	000-17007
Entity Registrant Name	REPUBLIC FIRST BANCORP INC
Entity Central Index Key	0000834285
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2486815
Entity Address, Address Line One	50 South 16th Street, Suite 2400
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19102
City Area Code	215
Local Phone Number	735-4422
Title of 12(b) Security	Common Stock
Trading Symbol	FRBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false